Taxes - Additional Information (Details)	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)
Taxes
Loss before provision for income taxes	$ (8,639,336)		$ (2,819,073)
Net operating loss carry forward	$ 31,200,000
Utilization per year(as percent)	80.00%
Expiration period	20 years	20 years
Deferred tax assets, valuation allowance	$ 6,500,000
Deferred tax assets, valuation allowance (as percent)	100.00%	100.00%
Unrecognized Tax Benefits	$ 0			$ 0
Cayman Islands
Taxes
Withholding tax	0
Canada
Taxes
Loss before provision for income taxes	0		0
United States
Taxes
Loss before provision for income taxes	$ 0		0
Singapore
Taxes
Applicable tax rate	17.00%
Loss before provision for income taxes	$ 0		$ 0
Singapore | First Scenario
Taxes
Percentage of income exempt from tax	75.00%
Taxable income	$ 7,700	$ 10,000
Singapore | Next scenario
Taxes
Percentage of income exempt from tax	50.00%
Taxable income	$ 147,000	$ 190,000
Income Tax Jurisdiction, Foreign Federal | Canada
Taxes
Applicable tax rate	15.00%
Income Tax Jurisdiction, Foreign Federal | United States
Taxes
Applicable tax rate	21.00%
Income Tax Jurisdiction, Foreign State and Local | Canada
Taxes
Applicable tax rate	15.00%